Document and Entity Information	May 11, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001271214
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 11, 2020
Entity Registrant Name	Intersect ENT, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36545
Entity Tax Identification Number	20-0280837
Entity Address, Address Line One	1555 Adams Drive
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	641-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value
Trading Symbol	XENT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false